Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2011 Passenger aircraft	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in estimated useful life item	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in residual value item	Sep. 30, 2011 Freighter aircraft Before change in estimated useful life	Jun. 30, 2011 Freighter aircraft Before change in estimated useful life item	Sep. 30, 2011 Freighter aircraft Change in estimated useful life item
Summary of Significant Accounting Policies
Number of take-offs and landings per cycle		1
Summary of significant accounting policies
Estimated useful life	25 years		25 years			35 years		25 years
Residual value (as a percent)			15.00%
Number of aircraft				140	127		10	10
Inventory
Minimum holding period for classifying as excess inventory		4 years
Carrying value, excess inventory		$ 0